Subsequent events (Details Textual) R$ in Thousands			1 Months Ended
	Sep. 23, 2019	Sep. 02, 2019	Dec. 31, 2019	Jul. 11, 2019 BRL (R$) a	Jun. 30, 2019 BRL (R$)
Brenco [Member]
Subsequent events (Textual)
Accounts receivable balance					R$ 18,290
Subsequent Events [Member]
Subsequent events (Textual)
Description of transaction	Following the Board of Directors approval of the investment of US$1,0 million in the Ag-Fintech Agrofy ("Agrofy"), which represents a 1,8% interest.	The buyer made a down payment in the amount of R$2,698, corresponding to 38,000 soybean bags. The outstanding balance will be paid in six annual installments.
Purchase price, percentage			50.00%
Jatoba Farm [Member] | Agreement [Member] | Subsequent Events [Member]
Subsequent events (Textual)
Sale of land in area | a				1,134
Revenue from sale of land				R$ 23,183